OTHER TAXES PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER TAXES PAYABLE
Schedule of other taxes payable

	As of December 31,
Current	2022	2021
Other national taxes	8,169	6,504
Provincial taxes	939	218
Municipal taxes	823	996
	9,931	7,718
Non- current
Provincial taxes	44	—
	44	—
Total other taxes payables	9,975	7,718